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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


          Report for the Calendar Year or Quarter Ended: March 31, 2005


Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):

                                        [ ] is a restatement.
                                        [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:                   R. G. Niederhoffer Capital Management, Inc.

Address:                1700 Broadway
                        39th Floor
                        New York, NY 10019

Form 13F File Number:   28-10392


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy G. Niederhoffer

Title:    President

Phone:    (212) 245-0400

Signature, Place, and Date of Signing:

 /s/ Roy G. Niederhoffer           New York, New York          April 18, 2005
-------------------------       ------------------------    -------------------
      Signature                      [City, State]                 [Date]


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None






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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total:   110360
                                          (thousands)

List of Other Included Managers:          None






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
                           TITLE OF                    VALUE      SHRS. OR               PUT/    INVEST.   OTHER   VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP   (X$1000)     PRN. AMT.     SH/PRN    CALL     DISCR.    MNGR. SOLE  SHARED  NONE
ADOBE SYSTEMS                   COM       00724F101     3338         49700         SH              SOLE           SOLE
ALCOA                           COM       013817101     1924         63300         SH              SOLE           SOLE
ANADARKO PETE CORP              COM       032511107     1880         24700         SH              SOLE           SOLE
APPLE COMPUTER                  COM       037833100     2200         52800         SH              SOLE           SOLE
BANK OF AMERICA CORP            COM       060505104     2311         52400         SH              SOLE           SOLE
BIOGEN IDEC                     COM       09062X103      473         13700         SH              SOLE           SOLE
BP PLC                          ADR       055622104     2752         44100         SH              SOLE           SOLE
BROADCOM                        COM       111320107      868         29000         SH              SOLE           SOLE
BURLINGTON RESOURCES            COM       122014103      876         17500         SH              SOLE           SOLE
CATERPILLAR INC                 COM       149123101     4801         52500         SH              SOLE           SOLE
CHEVRON TEXACO CORP             COM       166764100     1574         27000         SH              SOLE           SOLE
CONOCOPHILLIPS                  COM       20825C104     2372         22000         SH              SOLE           SOLE
DELL                            COM       24702R101     1218         31700         SH              SOLE           SOLE
DEVON ENERGY CORP               COM       25179M103     2373         49700         SH              SOLE           SOLE
DOW CHEM                        COM       260543103     8933        179200         SH              SOLE           SOLE
DUPONT                          COM       263534109     4094         79900         SH              SOLE           SOLE
ELECTRONIC ARTS                 COM       285512109     4277         82600         SH              SOLE           SOLE
EXXON MOBIL CORP                COM       30231G102     3892         65300         SH              SOLE           SOLE
FEDEX CORPORATION               COM       31428X106      272          2900         SH              SOLE           SOLE
GENENTECH INC                   COM       368710406     2774         49000         SH              SOLE           SOLE
GENERAL ELECTRIC                COM       369604103      984         27300         SH              SOLE           SOLE
GILEAD SCIENCES INC             COM       375558103     1357         37900         SH              SOLE           SOLE
GILLETTE                        COM       375766102     1570         31100         SH              SOLE           SOLE
HALLIBURTON CO                  COM       406216101     1639         37900         SH              SOLE           SOLE
INTEL CORP                      COM       458140100      755         32500         SH              SOLE           SOLE
JOHNSON & JOHNSON               COM       478160104     2653         39500         SH              SOLE           SOLE
KLA-TENCOR CORP                 COM       482480100      419          9100         SH              SOLE           SOLE
KOHL'S CORP                     COM       500255104     1120         21700         SH              SOLE           SOLE
LINEAR TECHNOLOGY               COM       535678106      739         19300         SH              SOLE           SOLE
MARVELL TECH GP                 COM       G5876H105     1035         27000         SH              SOLE           SOLE
MAXIM INTEGRATED PROD           COM       57772K101      294          7200         SH              SOLE           SOLE
MERRILL LYNCH & CO              COM       590188108      917         16200         SH              SOLE           SOLE
MICROSOFT CORP                  COM       594918104     1810         74900         SH              SOLE           SOLE
MORGAN STANLEY                  COM       617446448      338          5900         SH              SOLE           SOLE
NEWMONT MINING CORP             COM       651639106      777         18400         SH              SOLE           SOLE
NUCOR CORP                      COM       670346105     7984        138700         SH              SOLE           SOLE
OCCIDENTAL PETE                 COM       674599105     1630         22900         SH              SOLE           SOLE
PHELPS DODGE CORP               COM       717265102     4079         40100         SH              SOLE           SOLE
PROCTER & GAMBLE                COM       742718109     1574         29700         SH              SOLE           SOLE
QLOGIC CORP                     COM       747277101      279          6900         SH              SOLE           SOLE
ROYAL DUTCH PETRO         NY SHARES       780257804     2684         44700         SH              SOLE           SOLE
SCHLUMBERGER                    COM       806857108     1262         17900         SH              SOLE           SOLE
SPRINT CORP                     COM       852061100      853         37500         SH              SOLE           SOLE
STARBUCKS CORP                  COM       855244109      382          7400         SH              SOLE           SOLE
TARGET CORP                     COM       87612E106      340          6800         SH              SOLE           SOLE
TRANSOCEAN  INC                 COM       G90078109     2537         49300         SH              SOLE           SOLE
TXU CORP                        COM       873168108      326          4100         SH              SOLE           SOLE
TYCO INTERNATIONAL              COM       902124106     1494         44200         SH              SOLE           SOLE
UNITED STATES STEEL             COM       912909108     8955        176100         SH              SOLE           SOLE
UNITED TECHNOLOGIES             COM       913017109     1444         14200         SH              SOLE           SOLE
VALERO ENERGY                   COM       91913Y100     1421         19400         SH              SOLE           SOLE
WALGREEN                        COM       931422109     3234         72800         SH              SOLE           SOLE
WALT DISNEY COMPANY             COM       254687106      273          9500         SH              SOLE           SOLE